BASIC AND DILUTED NET EARNINGS PER SHARE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Income (loss) attributable to Senstar shareholders	$ 3,217	$ 2,637	$ (1,289)
Denominator:
Denominator for basic net earnings per share weighted-average number of shares outstanding	23,329,557	23,311,721	23,309,987
Effect of diluting securities: Employee stock options	130,389	0	0
Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	23,459,946	23,311,721	23,309,987